REAL ESTATE OWNED	6 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate Owned [Text Block]

NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the periods indicated was as follows:

	Year ended	Year ended
	June 30,	June 30,
(in thousands)	2011	2010

Balance at beginning of period	$748	$109
Additions	4,643	1,076
Other-than-temporary impairment charges	(71)	—
Disposals	(1,016)	(437)
Balance at end of period	$4,304	$748